Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 19, 2020